Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Mar. 26, 2018
U.S. Diversified Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Diversified Real Estate ETF NAV
Account Value	$ 16,799	$ 14,525	$ 13,805	$ 16,312	$ 13,345	$ 12,750	$ 11,932	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 25,157	21,246	16,286	17,643	15,159	11,546	10,672	10,000
USREX - U.S. Diversified Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	USREX - U.S. Diversified Real Estate Index
Account Value	$ 17,329	$ 14,892	$ 14,070	$ 16,543	$ 13,434	$ 12,782	$ 11,895	$ 10,000